Property, Plant and Equipment	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment, net, as of March 31, 2013 and December 31, 2012 were as follows:

	Useful Life	March 31, 2013	December 31, 2012
	(in years)	(in thousands)
Land		$2,254	$2,254
Construction in progress		3,856	5,053
Buildings and improvements	4 to 40	1,567	1,432
Processing and treating plants	8 to 40	98,133	98,106
Pipelines	5 to 40	168,094	163,447
Compressors	4 to 20	9,085	8,957
Equipment	8 to 20	4,908	4,785
Computer software	5	2,011	1,950
Total property, plant and equipment		289,908	285,984
Accumulated depreciation		(67,821)	(62,165)
Property, plant and equipment, net		$222,087	$223,819

Of the gross property, plant and equipment balances at March 31, 2013 and December 31, 2012, $26.6 million and $26.1 million, respectively, were related to AlaTenn and Midla, our FERC regulated interstate assets.
Capitalized interest was less than $0.1 million and zero, respectively, for the three months ended March 31, 2013 and 2012.
Asset Retirement Obligations
We record a liability for the fair value of asset retirement obligations and conditional asset retirement obligations that we can reasonably estimate, on a discounted basis, in the period in which the liability is incurred. We collectively refer to asset retirement obligations and conditional asset retirement obligations as ARO.
During the three months ended March 31, 2013 and year ended December 31, 2012, we recognized zero and $0.5 million AROs, respectively, in other liabilities for specific assets that we intend to retire for operational purposes.
We recorded accretion expense, which is included in Depreciation and accretion expense, of less than $0.1 million in our consolidated statements of operations for each of the three months ended March 31, 2013 and 2012.
Insurance proceeds
Involuntary conversions result from the loss of an asset because of some unforeseen event (e.g., destruction due to hurricanes). Some of these events are insurable, thus resulting in a property damage insurance recovery. Amounts we receive from insurance carriers are net of any deductibles related to the covered event. During the three months ended March 31, 2013, we collected $0.6 million of nonrefundable cash proceeds from our insurance carrier that we recognized as an offset to property, plant and equipment write-downs of $0.1 million under the caption Gain (loss) on involuntary conversion of property, plant and equipment.